Derivative Financial Instruments - Changes in Net Unrealized Gains (Losses) on Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gains (losses) on cash flow hedges, net of tax, beginning of period	$ 12,514	$ (12,152)
Net unrealized gains (losses) on cash flow hedges, net of tax, end of period	24,508	12,514	$ (12,152)
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Net unrealized gains (losses) on cash flow hedges, net of tax, beginning of period	12,514	(12,152)	(5,522)
Changes in fair value of cash flow hedges, net of tax	36,765	20,911	(23,432)
Reclassification of (gains) losses into earnings, net of tax	(24,771)	3,755	16,802
Net unrealized gains (losses) on cash flow hedges, net of tax, end of period	$ 24,508	$ 12,514	$ (12,152)